Earnings per share - Weighted average number of ordinary share (Details) - shares				12 Months Ended
	Jan. 01, 2019	Jan. 01, 2018	Jan. 01, 2017	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Earnings per share [line items]
Beginning of period (in shares)	218,786,812	158,166,534		215,078,497	218,786,812		158,166,534
Issuance of shares (in shares)				0	0		60,815,764
Purchase of treasury shares (in shares)				(13,400,516)	3,708,315		(545,486)
Withdrawal of treasury shares (in shares)				0	0		0
Sale of treasury shares (in shares)				0	0		350,000
End of period (in shares)				201,677,981	215,078,497		218,786,812
Reconciliation Of Changes In Weighted Average Shares Outstanding [Roll Forward]
Weighted average number of ordinary shares (in shares)	215,078,497	218,786,812	158,166,534	210,193,707	216,029,171	[1]	191,994,398	[1]
Issuance of shares (in shares)				0	0		33,823,562
Purchase of treasury shares (in shares)				(4,884,790)	(2,757,641)		(13,917)
Withdrawal of treasury shares (in shares)				0	0		0
Sale of treasury shares (in shares)				0	0		18,219
Shares issued
Earnings per share [line items]
Beginning of period (in shares)	220,024,713	159,208,949		220,024,713	220,024,713		159,208,949
Issuance of shares (in shares)				0	0		60,815,764
Purchase of treasury shares (in shares)				0	0		0
Withdrawal of treasury shares (in shares)				0	0		0
Sale of treasury shares (in shares)				0	0		0
End of period (in shares)				220,024,713	220,024,713		220,024,713
Treasury shares
Earnings per share [line items]
Beginning of period (in shares)	1,237,901	1,042,415		4,946,216	1,237,901		1,042,415
Issuance of shares (in shares)				0	0		0
Purchase of treasury shares (in shares)				(13,400,516)	(3,708,315)		(545,486)
Withdrawal of treasury shares (in shares)				0	0		0
Sale of treasury shares (in shares)				0	0		(350,000)
End of period (in shares)				18,346,732	4,946,216		1,237,901

[1]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.